THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

May 31, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.

1940 Act File No. 811-4603

Securities Act File No. 333-3677

Ladies and Gentlemen:

On behalf of Thrivent Series Fund, Inc., I am filing electronically with the SEC a final copy of the proxy statement/prospectus under the Securities Act of 1933, as amended. This document is in consideration of the proposed merger of five series of the Registrant. If you have any questions, please call me at (612) 844-5168. Thank you.

Sincerely,

/s/ Rebecca Ann Paulzine

Rebecca Ann Paulzine

Assistant Secretary